CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares Ordinary shares CNY (¥) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary shares CNY (¥) shares	Additional Paid-in capital CNY (¥)	Treasury Stock CNY (¥) shares	Retained Earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2014	¥ 63		¥ 11	¥ 2,538,217		¥ 26,544	¥ (10,711)	¥ 143,944		¥ 2,698,068
Balance (in shares) at Dec. 31, 2014 | shares	98,028,314		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						1,589,665		(80,953)		1,508,712
Issuance of ordinary shares upon exercise of stock options (Note 20)	¥ 2			6,321						¥ 6,323
Issuance of ordinary shares upon exercise of stock options (Note 20) (in shares) | shares	956,587	956,587							956,587	956,587
Issuance of ordinary shares upon vesting of shares awards (Note 20) (in shares) | shares	1,100,618	1,100,618
Share-based compensation expense				302,941						¥ 302,941
Non-controlling interests arising from business combinations				(1,417)				20,418		19,001
Purchase additional ownership interests in a subsidiaries				(7,471)				(6,160)		(13,631)
Foreign currency translation							(52,487)	(3,166)		(55,653)
Fair value changes of available-for-sale investments							(7,783)			(7,783)
Repurchase of ordinary shares (Note 21)					¥ (844,711)					(844,711)
Repurchase of ordinary shares (in shares) | shares					(1,614,135)
Balance at Dec. 31, 2015	¥ 65		¥ 11	2,838,591	¥ (844,711)	1,616,209	(70,981)	74,083		3,613,267
Balance (in shares) at Dec. 31, 2015 | shares	100,085,519		16,510,358		(1,614,135)
Increase (Decrease) in Shareholders' Equity
Net income						2,036,817		(44,050)		1,992,767
Issuance of ordinary shares upon exercise of stock options (Note 20)				5,747						¥ 5,747
Issuance of ordinary shares upon exercise of stock options (Note 20) (in shares) | shares	560,930	560,930							560,930	560,930
Issuance of ordinary shares upon vesting of shares awards (Note 20)	¥ 1			(1)
Issuance of ordinary shares upon vesting of shares awards (Note 20) (in shares) | shares	861,815	861,815
Re-issuance of treasury stock upon vesting of shares awards (Note 21)				(137,270)	¥ 137,270
Re-issuance of treasury stock upon vesting of shares awards (Note 21) (in shares) | shares					257,217				257,217	257,217
Share-based compensation expense				475,653						¥ 475,653
Non-controlling interests arising from business combinations								73,637		73,637
Purchase additional ownership interests in a subsidiaries				(52,594)				(59,042)		(111,636)
Capital contribution from non-controlling interest shareholders								1,800		1,800
Foreign currency translation							(292,152)	3,196		(288,956)
Fair value changes of available-for-sale investments							(17,042)			(17,042)
Reclassification adjustments for losses (gains) included in net income							36,567			36,567
Repurchase of ordinary shares (Note 21)										¥ (844,711)
Repurchase of ordinary shares (in shares) | shares									(1,614,135)	(1,614,135)
Balance at Dec. 31, 2016	¥ 66		¥ 11	3,130,126	¥ (707,441)	3,653,026	(343,608)	49,624		¥ 5,781,804
Balance (in shares) at Dec. 31, 2016 | shares	101,508,264		16,510,358		(1,356,918)
Increase (Decrease) in Shareholders' Equity
Net income						1,949,655		(57,222)	$ 290,863	¥ 1,892,433
Issuance of ordinary shares upon exercise of stock options (Note 20) (in shares) | shares									454,708	454,708
Issuance of ordinary shares to new investors (Note 20)	¥ 8			5,610,329						¥ 5,610,337
Issuance of ordinary shares to new investors (Note 20) (in shares) | shares	13,184,910
Issuance of ordinary shares upon vesting of shares awards (Note 20) (in shares) | shares	23,413	23,413
Re-issuance of treasury stock upon exercise of stock options (Note 20)				(234,409)	¥ 240,378					¥ 5,969
Re-issuance of treasury stock upon exercise of stock options (Note 20) (in shares) | shares		454,708			454,708
Re-issuance of treasury stock upon vesting of shares awards (Note 21)				(467,063)	¥ 467,063
Re-issuance of treasury stock upon vesting of shares awards (Note 21) (in shares) | shares		902,210			902,210				1,356,918	1,356,918
Share-based compensation expense				667,098						¥ 667,098
Non-controlling interests arising from business combinations				9,914				(36,345)		(26,431)
Foreign currency translation							342,348		$ 52,618	342,348
Fair value changes of available-for-sale investments							32,633		5,016	32,633
Reclassification adjustments for losses (gains) included in net income							(55,615)		(8,548)	(55,615)
Balance at Dec. 31, 2017	¥ 74		¥ 11	¥ 8,715,995		¥ 5,602,681	¥ (24,242)	¥ (43,943)	$ 2,190,274	¥ 14,250,576
Balance (in shares) at Dec. 31, 2017 | shares	114,716,587		16,510,358